GECC Financing Receivables and Allowance for Losses on Financing Receivables (Financing Receivables by Portfolio) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables - net (Note 6 and 27)	$ 205,180	$ 222,233
GECC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	222,296	238,308
Less allowance for losses	(4,914)	(4,986)	(4,624)	(5,073)
Financing receivables - net (Note 6 and 27)	217,382	233,322
GECC | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	121,476	129,269
Less allowance for losses	(903)	(1,005)	(1,041)	(1,530)
GECC | Commercial | CLL Americas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	67,096	69,036
Less allowance for losses	(455)	(473)	(496)	(893)
GECC | Commercial | GE International [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	43,407	47,431
Less allowance for losses	(376)	(505)	(525)	(557)
GECC | Commercial | Total CLL
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	110,503	116,467
Less allowance for losses	(831)	(978)	(1,021)	(1,450)
GECC | Commercial | Energy Financial Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	2,580	3,107
Less allowance for losses	(26)	(8)	(9)	(26)
GECC | Commercial | GECAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	8,263	9,377
Less allowance for losses	(46)	(17)	(8)	(17)
GECC | Commercial | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	130	318
Less allowance for losses	0	(2)	(3)	(37)
GECC | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	100,820	109,039
Less allowance for losses	(4,011)	(3,981)	(3,583)	(3,543)
GECC | Consumer | Non US residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	24,893	30,501
Less allowance for losses	(325)	(358)	(480)	(545)
GECC | Consumer | Non US installment and revolving credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	10,400	15,731
Less allowance for losses	(399)	(650)	(649)	(791)
GECC | Consumer | US installment and revolving credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	59,863	55,854
Less allowance for losses	(3,186)	(2,823)	(2,282)	(2,008)
GECC | Consumer | Consumer Other Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	5,664	6,953
Less allowance for losses	$ (101)	$ (150)	$ (172)	$ (199)